Share-based payments (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 20, 2015	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2014 shares
Statement [Line Items]
Number of share options granted in share-based payment arrangement		25,000	195,000	465,000
Associate Stock Option Plan 2014 [Member]
Statement [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares										25,000,000
Number of share options granted in share-based payment arrangement	5,870,800	25,000	195,000	465,000	7,220,000	335,000	150,000	525,000	184,300
Options Plan One [Member]
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement		4,304,600 Options (Option Plan I): 3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments
Options Plan Two [Member]
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement		6,612,700 Options (Option Plan II): 2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments
Options Plan Three [Member]
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement		4,052,800 Options (Option Plan III): 2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments.